PIMCO Emerging Markets Local Currency and Bond Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	0.48%	2.01%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.38%)	(1.86%)	0.43%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		(0.78%)	0.24%	1.61%
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(3.49%)	(1.93%)	(0.72%)
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.45%)	(0.74%)	0.19%
I-2
Prospectus [Line Items]
Average Annual Return, Percent		(0.88%)	0.14%	1.50%
I-3
Prospectus [Line Items]
Average Annual Return, Percent		(0.93%)	0.09%	1.46%
A
Prospectus [Line Items]
Average Annual Return, Percent		(4.81%)	(0.92%)	0.81%
C
Prospectus [Line Items]
Average Annual Return, Percent		(2.84%)	(0.91%)	0.44%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.